Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 6 – Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,	As of December 31,
	2023	2022
Accounts receivable	$3,021,794	$6,858,185
Less: Allowance for doubtful accounts	(2,075,280)	(3,523,458)
Accounts receivable, net	$946,514	$3,334,727

Movements of allowance for doubtful accounts are as follows:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2023	2022	2021
Allowance for doubtful accounts, beginning balance	$3,523,458	$4,601,637	$4,788,855
Provision for (reversal of) doubtful accounts	(304,112)	1,968,316	(310,012)
Uncollectible accounts receivable written-off	(981,152)	(2,705,446)	-
Effects of foreign exchange rate	(162,914)	(341,049)	122,794
Allowance for doubtful accounts, ending balance	$2,075,280	$3,523,458	$4,601,637